Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
1% Paycheck Protection Program Loan, due May 13, 2022
Debt Instrument [Line Items]
Proceeds from unsecured loan			$ (4,993)		$ (4,993)
Centers for Medicare and Medicaid Services
Debt Instrument [Line Items]
Maximum percentage of accelerated payment amount			1		1
Proceeds from unsecured loan			$ (2,727)		$ (2,727)
Provider Relief Funding
Debt Instrument [Line Items]
Proceeds from unsecured loan	$ 0	$ (1,023)	$ 0	$ (1,023)	$ (1,023)	$ (978)